Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Doubtful Accounts Receivable
As at January 1	$ 171	$ 60	$ 20
Increase in allowance for credit losses	70	141	150
Decrease in allowance due to subsequent collection	(168)	(16)	(107)
Exchange difference	(3)	(7)	(3)
Divestment of subsidiaries		(7)
As at December 31	$ 70	$ 171	$ 60